OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2021
Disclosure of other operating income [Abstract]
OTHER OPERATING INCOME
4.	OTHER OPERATING INCOME

	December 31, 2021 US$‘000	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Government supports - COVID-19	4,668	1,840	-
Other income	-	17	88
Rental income from premises	4	3	3

	4,672	1,860	91

Government supports - COVID-19 comprises funding received under the U.S. government’s Cares Act, specifically its Paycheck Protection Program and its Provider Relief Fund. Six Paycheck Protection Program (“PPP”) loans received by the Company, amounting to US$4,668,000 were forgiven during 2021. Four out of six loans were treated as short term liabilities at December 31, 2020 (refer to Note 22). In addition, the company received US$225,000 under the Provider Relief Fund in 2020. No funding was received under the Provider Relief Fund in 2021. As of December 31, 2021, all these loans were forgiven.

Other income comprises US$NIL (2020: US$17,000) for provision of canteen services to third parties in Ireland. Due to COVID-19 restrictions, these services were suspended in the second quarter of 2020.